STOCKHOLDERS EQUITY - Common Stock (Details) - USD ($)					3 Months Ended		12 Months Ended
	Jul. 02, 2021	Oct. 15, 2020	Jan. 31, 2020	Jan. 24, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2021
Common stock
Offering expenses							$ 2,881,900	$ 2,667,300
Beginning balance					$ 48,264,300	$ 11,975,400	11,975,400
Common stock discount amortization					85,100	24,700
Ending Balance					48,349,400	12,000,100	48,264,300	$ 11,975,400
Series B Preferred Stock
Common stock
Shares issued			1,739,130	4,782,608				16,391,397
Initial Public Offering
Common stock
Common stock initial public offering proceeds, net of issuance costs		$ 12,332,700
Underwriting discounts and commissions		1,275,000
Offering expenses		$ 1,392,300
Shares issued		1,250,000
Share price		$ 12.00
Common stock issuance, net of underwriting discounts and commissions and other offering expenses								$ 12,332,700
Common stock discount								(377,000)
Common stock discount amortization					24,700	$ 24,700	100,000	$ 19,700
Initial Public Offering | Series A-1 Preferred Stock
Common stock
Stock issued on conversion		624,594
Initial Public Offering | Series B Preferred Stock
Common stock
Stock issued on conversion		469,136
Public Offering
Common stock
Proceeds from issuance of common stock net of issuance costs	$ 37,118,100
Underwriting discounts and commissions	2,494,900
Offering expenses	$ 457,000
Shares issued	8,000,000
Share price	$ 5.00								$ 5.00
Common stock issuance, net of underwriting discounts and commissions and other offering expenses							37,118,100
Common stock discount							(1,051,200)
Common stock discount amortization					$ 60,400		$ 122,000